As filed with the Securities and Exchange Commission on February 17, 2010
Registration No. 033-65409
Registration No. 811-07299

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 17	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 34	☑

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT A
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423, Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☑	on May 1, 2010 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Offered: The Commodore Americus® Individual Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT A
The Commodore Americus®
File No. 033-65409
Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus

1. Cover Page	Cover Page

2. Definitions	Definitions; Glossary of Financial Terms

3. Synopsis	Overview

4. Condensed Financial Information

(a) Accumulation unit values	Condensed Financial Information

(b) Financial Statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company ®

(b) Registrant	The Separate Account

(c) Portfolio company	The Portfolios

(d) Prospectus	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	N/A

6. Deductions and Expenses

(a) Deductions	Charges and Deductions

(b) Sales load	N/A

(c) Special purchase plans	N/A

(d) Commissions	Distribution of Variable Annuity Contracts

(e) Portfolio company expenses	Expense Tables

(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts

(a) Persons with rights	Persons with Rights Under a Contract; Voting Rights

(b) (i) Allocations of premium payments	Purchase Payments

(ii) Transfers	Transfers

(iii) Exchanges	Additions, Deletions or Substitutions of Subaccounts

(c) Changes in contracts or operations	Additions, Deletions or Substitutions of Subaccounts

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Other Restrictions

8. Annuity Period	Benefit Payment Period

9. Death Benefit	Death Benefit

10. Purchases and Contract Values

Form N-4 Part A Item No.	Heading in Prospectus

(a) Purchases	Purchase Payments, Investment Options - Allocations; Account Value

(b) Valuation	Account Value; Definitions; Charges and Deductions

(c) Daily Calculation	Account Value; Definitions

(d) Underwriter	Distribution of Variable Account Contracts

11. Redemptions

(a) By owner	Surrender

By annuitant	N/A

(b) Texas Optional Retirement Program	Texas Optional Retirement Program

(c) Check delay	Surrender

(d) Involuntary redemption	Termination

(e) Free look	Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Legal Proceedings

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	N/A

(c) Custodian	N/A

Independent auditors	(SAI) Experts

(d) Assets of registrant	N/A

(e) Affiliated persons	N/A

(f) Principal underwriter	N/A

19. Purchase of Securities Being Offered

(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts

(b) Sales Load	N/A

(c) Frequent transfer arrangements	(SAI) Other Restrictions

20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

21. Calculation of Performance Data

(a) Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

(b) Other Subaccounts	N/A

22. Annuity Payments	(Prospectus) Fixed Dollar Benefit; Variable Dollar
Benefit; (SAI) Benefits Units-Transfer Formulas; Fixed
Dollar Payment; Variable Dollar Payment

23. Financial Statements	(SAI) Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
The Commodore Americus®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2010
This prospectus describes individual flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account A (the “Separate Account”). The Contracts currently offer 30 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Dreyfus Variable Investment Fund
Invesco V.I.-Capital Development Fund-Series I Shares (formerly AIM V.I. Capital Development Fund)	-Appreciation Portfolio-Initial Shares
-Core Equity Fund-Series I Shares	-Opportunistic Small Cap Portfolio-Initial Shares
(formerly AIM V.I. Core Equity Fund)	(formerly Developing Leaders Portfolio)
Government Securities Fund-Series I Shares (formerly AIM V.I. Government Securities Fund)	-Growth and Income Portfolio-Initial Shares
American Century Variable Portfolios	-Money Market Portfolio
-Large Company Value Fund-Class I
-Mid Cap Value Fund-Class I	DWS Investments VIT Funds
-Ultra® Fund-Class I	-Small Cap Index VIP-Class A
-VistaSM Fund-Class I
Janus Aspen Series
BlackRock Variable Series Funds, Inc.	-Balanced Portfolio-Institutional Shares
-Basic Value V.I. Fund-Class I	-Enterprise Portfolio-Institutional Shares
-Global Allocation V.I. Fund-Class I	-Forty Portfolio-Institutional Shares
-High Income V.I. Fund-Class I	-Overseas Portfolio-Service Shares
-Money Market V.I. Fund-Class I
Oppenheimer Variable Account Funds
Dreyfus Investment Portfolio	-Capital Appreciation Fund/VA-Non-Service Shares
-Technology Growth Portfolio-Initial Shares	-Main Street Fund®/VA-Non-Service Shares

The Dreyfus Socially Responsible Growth Fund, Inc.-	PIMCO Variable Insurance Trust
Initial Shares	-High Yield Portfolio-Administrative Class
-Real Return Portfolio-Administrative Class
Dreyfus Stock Index Fund, Inc.-Initial Shares
Van Kampen The Universal Institutional Funds, Inc.
-Core Plus Fixed Income Portfolio-Class I
-U.S. Mid Cap Value Portfolio-Class I
-UIF U.S. Real Estate Portfolio-Class I
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2010, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s Web site: http://www.sec.gov. The registration number is 33-65409. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are Not FDIC or NCUSIF Insured

▪	The Contracts are Obligations of the Company and Not of the Bank or Credit Union

▪	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts

▪	The Contracts Involve Investment Risk and May Lose Value

DEFINITIONS
Terms
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Good Order
We cannot process a surrender or withdrawal request until we have received the request in “good order” at our Administrative Office. “Good order” means the actual receipt by us of a surrender or withdrawal request, along with all the information and other legal documentation that we require to process the request. To be in “good order,” the surrender or withdrawal request must be sufficiently clear so that we do not need to exercise any discretion to process the request.
Net Asset Value
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.
Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next.
SEC
Securities and Exchange Commission

Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.
Additional Details
The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated:

•	Variable account value

•	Fixed account value

•	Accumulation Unit Values; and

•	Benefit Unit Values.

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
Table A: Contract Owner Transaction Expenses
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)	7%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee	$30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)	$25
Loan Interest Spread*	3%

*	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Contract Maintenance Fee	$25
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.00%

Total Separate Account Annual Expenses	1.25%
If you surrender your Contract, we will apply the contract maintenance fee at that time.
Table C: Total Annual Portfolio Operating Expenses
TABLE TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets, and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum

Before any fee waiver or expense reimbursement	%	%
After contractual fee reductions or expens reimbursements	%	%
The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2009. Actual expenses of a Portfolio in future years may be higher or lower.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the [ * ].
The maximum expenses before and after fee reductions and/or expense reimbursements are the expenses of the [ * ]. The adviser to this [ * ] Fund has contractually agreed to waive fees and/or reimburse expenses through at least [ * ].
Examples
EXAMPLESTO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the Table A above), the annual contract maintenance fee and the Separate Account expenses (described in Table B above), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of contingent deferred sales charges on your costs.
Example 1: Contract with Maximum Fund Operating Expenses

•	You invest $10,000 in a Contract for the time periods indicated, and that your investment has a 5% annual return.

•	The annual contract maintenance fee, the maximum Separate Account annual expenses, and the maximum Portfolio expenses are incurred.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$
After reimbursement	$	$	$	$
In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$	$	$	$
After reimbursement	$	$	$	$
Example 2: Contract with Minimum Fund Operating Expenses

•	You invest $10,000 in a Contract for the time periods indicated, and that your investment has a 5% annual return.

•	The annual contract maintenance fee, the minimum Separate Account annual expenses, and the minimum Portfolio expenses are incurred.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years

$	$	$	$
FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes:

•	year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 1, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009; and

•	number of accumulation units outstanding as of the end of each period.

Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corrseponding Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolios.
What Are the Contracts?
The Contracts are individual deferred annuities, which are insurance products. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and available Fixed Account options The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a fixed rate of interest declared from time to time by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.
What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

▪	a transfer fee for certain transfers between investment options;

▪	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived); and

▪	premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2009 are described in the prospectuses and statements of additional information for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gafri.com.
PORTFOLIOS
Overview
The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
Portfolios, Share Classes, Advisors and Portfolio Investment Categories

	SHARE		INVESTMENT
PORTFOLIO	CLASS	ADVISOR	CATEGORY

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund)	Series I	Invesco Aim Advisors, Inc.	Mid cap growth
Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund)	Series I	Invesco Ain Advisors, Inc.	[ * ]
Invesco V.I. Government Securities Fund (formerly AIM V.I. Government Securities Fund)	Series I	Invesco Aim Advisors, Inc.	[ * ]

American Century Variable Portfolios, Inc.
Large Company Value Fund	Class I	American Century Investment Management	Large cap value
Mid Cap Value Fund	Class I	American Century Investment Management	Mid cap value
Ultra® Fund	Class I	American Century Investment Management	[ * ]

	SHARE		INVESTMENT
PORTFOLIO	CLASS	ADVISOR	CATEGORY

VistaSM Fund	Class I	American Century Investment Management	Mid cap growth

BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	Class I	BlackRock Advisors, LLC	[ * ]
Global Allocation V.I. Fund	Class I	BlackRock Advisors, LLC	[ * ]
High Income V.I. Fund	Class I	BlackRock Advisors, LLC	[ * ]
Money Market V.I. Fund	Class I	BlackRock Advisors, LLC	[ * ]

Dreyfus
Technology Growth Portfolio	Initial	The Dreyfus Corporation	[ * ]
The Dreyfus Socially Responsible Growth Fund, Inc.	Service	The Dreyfus Corporation	Large cap growth
Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation Index Mgr: Mellon Capital Management Corp*	Large cap blend
Dreyfus Variable Investment Fund Appreciation Portfolio	Initial	The Dreyfus Corporation	[ * ]
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio (formerly Developing Leaders Portfolio)	Initial	The Dreyfus Corporation	Small cao
Dreyfus Variable Investment Fund Growth and Income Portfolio	Initial	The Dreyfus Corporation	[ * ]
Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	Money market

DWS Investments VIT Funds
Small Cap Index VIP	Class A	Deutsche Investment Management Americas	[ * ]

Janus Aspen Series
Balanced Portfolio	Institutional	Janus Capital Management	Balanced
Enterprise Portfolio	Institutional	Janus Capital Management	Mid cap growth
Forty Portfolio	Institutional	Janus Capital Management	[ * ]
Overseas Portfolio	Institutional	Janus Capital Management	Foreign large cap growth

Oppenheimer Variable Account Funds
Capital Appreciation Fund	Non-Service	OppenheimerFunds	Large cap growth
Main Street Fund®	Non-Service	OppenheimerFunds	Large cap blend

PIMCO Variable Insurance Trust
High Yield Portfolio	Administrative	Pacific Investment Management Company	High yield bond
Real Return Portfolio	Administrative	Pacific Investment Management Company	Inflation-indexed bond

Van Kampen—The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio	Class I	Van Kampen**	Intermediate term bond
U.S. Mid Cap Value Portfolio	Class I	Van Kampen**	Mid cap value
U.S. Real Estate Portfolio	Class I	Van Kampen**	[ * ]

*	An affiliate of The Dreyfus Corporation.

**	Morgan Stanley Investment Management Inc. sometimes does business as Van Kampen.

THE FIXED ACCOUNTS
The currently available fixed investment options are:

•	Fixed Accumulation Account Option

•	One-Year Guaranteed Interest Rate Option

•	Five-Year Guaranteed Interest Rate Option

•	Three-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest of at least 3% per year. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.
There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the CDSC, the annual contract maintenance fee, transfer fees, and premium taxes where applicable. There is also a charge assessed against the Separate Account. This charge is reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. This charge is the mortality and expense risk charge. The Company does not impose an administration charge.
The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of
purchase payment and date request for surrender received	0	1	2	3	4	5	6	7 +
CDSC as a percentage of purchase payment surrendered	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On partial for full surrenders of purchase payments only, not earnings, during Accumulation Period. See the Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers
▪     Free withdrawal privilege. See the Surrenders section for information.
▪     In the Company’s discretion where the Company incurs reduced sales and servicing expenses.
▪     Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.
▪     If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force fifteen years or more.
▪     Long-Term Care Waiver Rider. See the Surrenders section for information.
▪     If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as it is defined in the Social Security Act of 1935, as amended.
▪     Successor Owner endorsement. See the Account Value section for information.
▪     Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$25.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted from amounts invested in the Subaccounts (but not Fixed Account options) on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers
▪     During the Accumulation Period if Account Value is at least $30,000 on the date the charge is due.
▪     During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $30,000.
▪     In the Company’s discretion where it incurs reduced sales and servicing expenses.
▪     During the Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time.

When and How Deducted	During the Accumulation Period, we deduct the fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees and transfer fees.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, we deduct the charge from the amount invested in the Subaccounts.

Waivers	None.
Other than as described above, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.
Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to the Contracts delivered in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.
Right to Cancel
The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the purchase payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group contracts. During the right to cancel period specified on the front page of the Contract, the Company reserves the right to allocate purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocation the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner indicated.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) must make an election within one year of the Owner’s death.
As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not you spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.
Civil Union Partners, Domestic Partners and Same-Gender Married Couples: The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.

Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.
ACCUMULATION PERIOD
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.
Account Statements
During the Accumulation Period, the Company will provide a report at least once each contract year of the Contract’s Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.
Account Value
The value of a Contract during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of: (1) the value of the Owner’s interest in the Fixed Account options as of that time; (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

•	transfer from a Subaccount

•	full or partial surrender from the Subaccounts

•	payment of a death benefit

•	application of the amounts in the Subaccounts to a settlement option

•	deduction of the contract maintenance fee

•	deduction of any transfer fee

Successor Owner Endorsement
If the Contract is modified by the Successor Owner endorsement, and the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner becomes a Successor Owner of a Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.
For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.
The Successor Owner endorsement may not be available in all states.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified

Minimum initial purchase payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval
The Company reserves the right to increase or decrease the minimum allowable initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the Owner’s account within two business days.
Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Investment Options-Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options.
The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$ 10
Minimum allocation to Fixed Accumulation Account	$ 10
Minimum allocation to Fixed Account guarantee period option	$2,000 No amounts may be allocated to a fixed guarantee period option, which would extend beyond the Owner’s 85th birthday or five years after the effective date of the Contract, if later.
Allocation during right to cancel period	No current restrictions, however the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period, if any.
Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.
Renewal of Fixed Account Guarantee Options
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the Owner may elect to allocate the amount maturing to any of the available investment options under the Contract. The Company will notify the Owner of the date on which the amount matures and the Fixed Account options available at that time. If the Owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options-Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the Fixed Accumulation Account option.
Transfers
During the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options.

The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified

Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less
Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less
Minimum transfer to Fixed Account guarantee period option	$2,000 — No amounts may be transferred to a guarantee period option, which would extend beyond the Owner’s 85th birthday or five years after the effective date of the Contract, if later.
Maximum transfer from Fixed Account option other than Fixed Account guarantee period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.
Transfers from Fixed Account options
▪     May not be made prior to first contract anniversary.
▪     Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.
Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.
Changes in or Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Telephone, Facsimile or Internet Transfers
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values;

•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.
To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.
U.S. Mail Restrictions
The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.
As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:

Trading Behavior	The Company’s Response

6 or more transfer events in one Contract year quarter	The Company will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 12 in one Contract year, the Owner will be limited to submitting transfer requests via regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed).

More than 12 transfer events in one Contract year	The Company will automatically limit the Contract Owner to submitting transfer requests via regular first-class U.S. mail.
On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the “Other Restrictions” provision below.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.
Other Restrictions
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:
•	the dollar amount involved in the transfer event;

•	the total assets of the Portfolio involved in the transfer event;

•	the number of transfer events completed in the current Contract year quarter; or

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

Surrenders
An Owner may surrender a Contract either in full or in part during the Accumulation Period. A CDSC may apply on surrender. The restrictions and charges on surrenders are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of partial surrender	$500
Minimum remaining Surrender Value after partial surrender	$500
Amount available for surrender (valued as of end of Valuation Period in which request for surrender is received by the Company)	Account Value less applicable CDSC, subject to tax law or employer plan restrictions on withdrawals or surrenders.	Account Value less applicable CDSC, subject to employer plan restrictions on withdrawals or surrenders.
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2
Contract maintenance fee on full surrender	$25 (no CDSC applies to fee)
Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments
Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from accumulated earnings (no CDSC applies) and then from purchase payments on “first-in, first-out” basis (CDSC may apply)
A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the surrender request unless the Owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.
If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year.
Long-Term Care Waiver Rider
If a Contract is modified by the Long-Term Care Waiver Rider, surrenders may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.
Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent that the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.
Contract Loans
The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Generally, we require the collateral amount to be 110% of the outstanding loan balance. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender.
BENEFIT PAYMENT PERIOD
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the Contract anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the Contract, whichever is later.
The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.
The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.
Death Benefit
A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.
Death Benefit Amount
The Death Benefit Amount will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date;

2)	the total purchase payment(s), less any partial surrenders and any CDSCs that applied to those amounts; or

3)	the largest Account Value on any contract anniversary which is an exact multiple of five and prior to the Owner’s death or the Owner’s 75th birthday if earlier, less any partial surrenders and any CDSCs that applied to those amounts.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.
The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
If the Contract owner is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.
•	If the death benefit is less than $5,000, we pay the death benefit with a single check payable to the beneficiary.

•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payments intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”). GAFRI is a wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account.
THE SEPARATE ACCOUNT
General
The Separate Account was established by the Company on May 26, 1995 as an insurance company separate account under the laws of the State of Ohio, pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.
Additions, Deletions, or Substitutions of Subaccounts
The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.
Additions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company’s control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio.
If the Company substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. The Company will also notify Owners before it substitutes a Portfolio.
New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company and that is not discriminatory.
If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.
VOTING OF PORTFOLIO SHARES
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through one of its registered representatives, or pays the commissions to other broker-dealers for sales made through one of their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds.
Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission).
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from the Company’s general assets.
Amounts paid by the Company to GAA for 2009, 2008 and 2007 were $                    , $423,813 and $541,875 and respectively, which amount includes compensation related to other contracts issued through Annuity Investors Variable Account A.
The Statement of Additional Information includes more information about the compensation we pay to GAA and additional compensation that GAA pays to selected selling firms.
FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information.

State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.
Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit–Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

Nonqualified Deferred
	Tax-Qualified Contracts and Plans	Compensation Plans	Other Annuity Contracts
Plan Types
▪     IRC §401 (Pension, Profit–Sharing, 401(k))
▪     IRC §403(b) (Tax-Sheltered Annuity)
▪     IRC §408 (IRA, SEP, SIMPLE IRA)
▪     IRC §408A (Roth IRA)
▪     IRC §402A (Roth TSA or Roth 401(k))
▪     IRC §457 (Governmental §457)
		▪ IRC §409A ▪ IRC §457 (Nongovernmental §457)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.		Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”. However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a spouse beneficiary may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
Special Rules for 2009
The Worker, Retiree, and Employer Recovery Act of 2008 suspends the minimum distribution requirement for 2009 for defined contribution pension, profit-sharing, and 401(k) plans, 403(b) tax-sheltered annuities, governmental 457(b) plans, and IRAs. However, the terms of the plan may need to be amended to allow a participant to take advantage of this suspension. This suspension may apply to required minimum distributions both during life and after death. It does not apply to the required minimum distribution for 2008 (which may be due by April 1, 2009 if the participant attained age 70 1/2 or retired during 2008). It may extend the five-year period for making payments after death, or the one-year period for beginning payments after death over the beneficiary’s life expectancy.
THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Registration Statement is 33-65409.
OTHER INFORMATION AND NOTICES
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.
Owners who are currently receiving multiple copies of required documents may request additional information about householding by contacting the Company at 1-800-789-6771.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

Legal Proceedings
The Company and Great American Advisors®, Inc. are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
TABLE OF CONTENTS TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
General Information and History
State Regulations
PORTFOLIOS
General Information
Revenue We Receive from the Portfolios and/or Their Service Providers
SERVICES
Safekeeping of Separate Account Assets
Records and Reports
Experts
DISTRIBUTION OF THE CONTRACTS
Compensation Paid to GAA
Additional Compensation Paid to Selected Selling Firms
PERFORMANCE INFORMATION
Standardized Total Return – Average Annual Total Return
Adjusted Historical Total Return
Non-Standardized Total Return – Cumulative Total Return
Standardized Yield for Money Market Subaccounts
BENEFIT UNITS-TRANSFER FORMULAS
GLOSSARY OF FINANCIAL TERMS
FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS
Fixed Dollar Payments
Variable Dollar Payments
FEDERAL TAX MATTERS
Taxation of Separate Account Income
Tax Deferral on Non-Tax Qualified Contracts
FINANCIAL STATEMENTS
Copies of the Statement of Additional Information dated May 1, 2010 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

Name:

Address:

City:	State:	Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
Invesco V.I. Capital Development Fund (Formerly AIM V.I. Capital Development Fund)-Series I Shares (Inception Date 5/1/2001)
		12/30/09
7.974497	413,876.628	12/31/08
15.245206	475,994.579	12/31/07
13.928779	538,627.913	12/31/06
12.104906	59,893.571	12/31/05
11.183438	42,840.366	12/31/04
9.804995	24,006.771	12/31/03
7.334169	9,315.310	12/31/02
9.442643	1,234.008	12/31/01
Invesco V.I. Core Equity Fund (Formerly AIM V.I. Core Equity Fund)-Series I (Inception Date 5/1/2006)
		12/31/09
7.971070	46,146.985	12/31/08
11.555408	41,625.124	12/31/07
10.823900	46,361.612	12/31/06
Invesco V.I. Government Securities Fund (Formerly AIM V.I. Government Securities Fund)-Series I Shares (Inception Date 5/1/2001)
		12/31/09
13.587730	100,138.055	12/31/08
12.252142	64,034.932	12/31/07
11.668408	61,706.979	12/31/06
11.410607	68,254.644	12/31/05
11.365931	70,639.152	12/31/04
11.221802	73,318.007	12/31/03
11.241738	52,956.035	12/31/02
10.385882	5,714.204	12/31/01
American Century VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2005)
		12/21/09
7.633677	146,167.141	12/31/08
12.326244	153,225.450	12/31/07
12.643976	143,448.851	12/31/06
10.670953	34,986.764	12/31/05
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 5/1/2005)
		12/31/09
9.665945	148,438.694	12/31/08
12.939262	179,311.466	12/31/07
13.413310	219,796.341	12/31/06
11.290574	6,984.348	12/31/05
American Century VP Ultra® Fund-Class I Shares (Inception Date 5/1/2005)
		12/31/09
7.245208	9,338.482	12/31/08
12.538191	10,188.375	12/31/07
10.492509	6,407.709	12/31/06
10.984799	5,074.516	12/31/05
American Century VP VistaSM Fund-Class I Shares (Inception Date 5/1/2005)
		12/31/09
8.622412	73,119.622	12/31/08
16.996320	83,240.285	12/31/07
12.314644	80,073.506	12/31/06
11.439728	8,453.107	12/31/05

A-1

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
BlackRock Basic Value V.I. Fund-Class I (Inception Date 12/7/1995)
		12/31/09
19.214385	221,409.243	12/31/08
30.773549	238,453.589	12/31/07
30.608679	249,996.235	12/31/06
25.434144	259,862.006	12/31/05
25.019821	262,502.094	12/31/04
22.810796	235,405.286	12/31/03
17.334671	224,789.902	12/31/02
21.343769	220,538.862	12/31/01
20.729966	196,483.457	12/31/00
BlackRock Global Allocation V.I. Fund-Class I (Inception Date 12/7/1995)
20.354500	90,253.537	12/31/08
25.580663	85,651.075	12/31/07
22.140108	78,734.127	12/31/06
19.239089	77,717.735	12/31/05
17.628189	65,889.091	12/31/04
15.606859	43,963.575	12/31/03
11.731935	32,762.255	12/31/02
12.932132	28,565.341	12/31/01
14.367468	29,249.252	12/31/00
BlackRock High Income V.I. Fund-Class I (Inception Date 12/7/1995)
		12/31/09
11.997956	61,740.138	12/31/08
17.155855	83,118.965	12/31/07
16.967691	89,142.086	12/31/06
15.694137	103,660.934	12/31/05
15.651303	121,511.004	12/31/04
14.173673	122,975.371	12/31/03
11.201432	121,073.352	12/31/02
11.510137	128,766.852	12/31/01
11.205014	130,314.034	12/31/00
BlackRock Money Market V.I. Fund-Class I (Inception Date 12/7/1995)
		12/31/09
1.313136	601,238.869	12/31/08
1.300749	610,689.015	12/31/07
1.265850	618,813.280	12/31/06
1.233894	785,490.564	12/31/05
1.219719	950,106.475	12/31/04
1.223020	929,646.597	12/31/03
1.228164	1,036,231.114	12/31/02
1.225846	1,058,892.677	12/31/01
1.200162	726,382.977	12/31/00
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 5/1/2005)
		12/31/09
7.757603	289,394.563	12/31/08
13.356987	305,423.142	12/31/07
11.790739	389,403.221	12/31/06
11.446321	2,329.743	12/31/05

2

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
The Dreyfus Socially Responsible Growth Fund-Initial Shares (Inception Date 12/7/1995)
		12/31/09
11.622399	218,171.699	12/31/08
17.949168	243,144.129	12/31/07
16.864692	290,528.144	12/31/06
15.638756	317,174.676	12/31/05
15.283573	362,858.071	12/31/04
14.571838	399,688.683	12/31/03
11.709016	400,039.410	12/31/02
16.685382	434,635.915	12/31/01
21.821644	415,642.404	12/31/00
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 12/7/1995)
		12/31/09
15.038587	789,479.677	12/31/08
24.228843	840,653.191	12/31/07
23.311957	960,052.937	12/31/06
20.438623	991,039.992	12/31/05
19.769099	1,028,609.077	12/31/04
18.093861	1,061,524.920	12/31/03
14.271840	1,048,558.048	12/31/02
18.612764	1,109,281.281	12/31/01
21.461115	1,057,638.906	12/31/00
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 12/7/1995)
		12/31/09
17.287881	448,561.003	12/31/08
24.851560	517,511.780	12/31/07
23.492331	562,772.333	12/31/06
20.423442	598,037.084	12/31/05
19.813787	625,853.345	12/31/04
19.100406	657,678.472	12/31/03
15.960299	649,672.388	12/31/02
19.403096	653,512.152	12/31/01
21.663935	630,679.897	12/31/00
Dreyfus VIF Opportunistic Small Cap Portfolio (formerly Developing Leaders Portfolio)-Initial Shares (Inception Date 5/1/1997)
		12/31/09
9.675439	311,061.041	12/31/08
15.700889	358,662.134	12/31/07
17.877947	468,606.515	12/31/06
17.445936	514,496.230	12/31/05
16.697603	546,720.794	12/31/04
15.186341	560,122.890	12/31/03
11.675766	525,168.199	12/31/02
14.617148	497,011.585	12/31/01
15.765516	449,398.069	12/31/00

3

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
Dreyfus VIF Growth & Income Portfolio-Initial Shares (Inception Date 5/1/1997)
		12/31/09
9.198753	155,010.579	12/31/08
15.633335	181,394.405	12/31/07
14.599203	211,010.538	12/31/06
12.909842	235,610.255	12/31/05
12.648851	264,411.535	12/31/04
11.918628	281,917.872	12/31/03
9.534145	285,588.684	12/31/02
12.927945	291,697.672	12/31/01
13.903391	285,476.574	12/31/00
Dreyfus VIF Money Market Portfolio (Inception Date 5/1/2005)
		12/31/09
1.091696	859,060.272	12/31/08
1.079095	438,158.598	12/31/07
1.044070	320,807.244	12/31/06
1.011753	379,408.934	12/31/05
DWS Small Cap Index VIP-Class A (Inception Date 5/1/1999)
		12/31/09
11.040204	93,375.328	12/31/08
16.972161	97,407.310	12/31/07
17.520732	95,430.853	12/31/06
15.100616	78,895.110	12/31/05
14.666441	55,658.873	12/31/04
12.612134	52,772.478	12/31/03
8.720926	27,311.752	12/31/02
11.118707	22,866.676	12/31/01
11.030253	16,764.780	12/31/00
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 5/1/1997)
		12/31/09
25.045830	678,738.756	12/31/08
30.137288	775,768.578	12/31/07
27.611739	888,750.515	12/31/06
25.253488	933,607.587	12/31/05
23.689025	1,020,343.597	12/31/04
22.103519	1,119,774.823	12/31/03
19.622780	1,204,456.110	12/31/02
21.236842	1,333,874.478	12/31/01
22.556000	1,299,159.372	12/31/00
Janus Aspen Enterprise Portfolio-Institutional Shares (formerly Mid Cap Growth) (Inception Date 5/1/1997)
		12/31/09
13.705224	368,932.578	12/31/08
24.662372	399,380.581	12/31/07
20.465645	467,752.915	12/31/06
18.241039	502,489.172	12/31/05
16.447143	528,762.303	12/31/04
13.793001	557,022.449	12/31/03
10.336855	555,763.371	12/31/02
14.523289	546,207.775	12/31/01
24.288229	482,982.098	12/31/00
36.068642	396,557.687	12/31/99

4

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
		12/31/09
8.605297	340,745.535	12/31/08
15.603909	336,346.406	12/31/07
11.535242	375,352.714	12/31/06
10.682685	402,537.154	12/31/05
9.585912	381,221.155	12/31/04
8.210347	411,653.808	12/31/03
6.896673	401,314.243	12/31/02
8.280678	362,749.000	12/31/01
10.704994	276,170.515	12/31/00
Janus Aspen Overseas Portfolio-Service Shares (formerly International Growth) (Inception Date 5/1/2001)
		12/31/09
10.713638	358,898.577	12/31/08
22.712492	334,924.940	12/31/07
17.967338	258,801.862	12/31/06
12.408206	158,938.498	12/31/05
9.523018	49,157.706	12/31/04
8.125022	28,887.355	12/31/03
6.114832	16,350.309	12/31/02
8.339414	667.414	12/31/01
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 5/1/2005)
		12/31/09
7.066596	78,099.398	12/31/08
13.135633	34,196.988	12/31/07
11.653897	14,789.695	12/31/06
10.932051	7,306.932	12/31/05
Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 5/1/2005)
		12/31/09
7.793221	24,920.246	12/31/08
12.826724	26,387.912	12/31/07
12.439676	16,862.072	12/31/06
10.951319	7,067.357	12/31/05
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2005)
		12/31/09
8.762768	26,634.397	12/31/08
11.606268	30,726.405	12/31/07
11.355131	23,794.253	12/31/06
10.538907	13,712.853	12/31/05
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2005)
		12/31/09
9.948143	166,170.992	12/31/08
10.83900	134,989.321	12/31/07
9.918967	83,190.573	12/31/06
9.972826	31,657.347	12/31/05

5

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/1997)
		12/31/09
14.478010	191,870.029	12/31/08
16.328006	216,365.806	12/31/07
15.680757	206,817.135	12/31/06
15.307613	227,713.191	12/31/05
14.874084	233,218.393	12/31/04
14.431713	219,636.273	12/31/03
13.964428	178,024.707	12/31/02
13.173691	145,193.003	12/31/01
12.201975	93,917.861	12/31/00
Van Kampen’s UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 5/1/2005)
		12/31/09
8.438291	85,111.168	12/31/08
14.555182	79,680.202	12/31/07
13.668243	66,493.669	12/31/06
11.467222	25,187.384	12/31/05
Van Kampen’s UIF U.S. Real Estate Portfolio-Class I (Inception Date 5/1/1997)
		12/31/09
20.687160	89,003.226	12/31/08
33.734007	107,458.198	12/31/07
41.196075	125,267.061	12/31/06
30.218807	134,092.429	12/31/05
26.142418	128,825.204	12/31/04
19.408863	119,515.647	12/31/03
14.290620	114,756.919	12/31/02
14.584113	92,598.879	12/31/01
13.444286	74,575.394	12/31/00
The above table gives year-end Accumulation Unit information for each Subaccount for the year ended December 31, 200- (or the effective date of the Subaccount, if later) to December 31, 2009. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the BlackRock Money Market V.I. Fund Subaccount and the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of each Subaccount’s inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
The Dreyfus Variable Investment Fund Money Market Portfolio has entered into a Guarantee Agreement with the United States Department of Treasury, which permits it to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds. As a result, under certain circumstances, the Portfolio could suspend redemption of its shares, which in turn could impact withdrawals, surrenders and other transactions in the corresponding Subaccount.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
THE COMMODORE AMERICUS® AND THE COMMODORE NAUTICUS®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010
Annuity Investors Life Insurance Company (the “Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2010, for either The Commodore Americus® or The Commodore Nauticus® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccount (the “Closed Subaccount”) investing in the following Portfolio:
Janus Aspen Series
Worldwide Portfolio — Institutional Shares
The Janus Aspen Worldwide Portfolio Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in this Subaccount on April 29, 2005. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccount described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Company, the Separate Account and the Contracts, including the Closed Subaccount. The Company filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for The Commodore Americus® is 033-65409; and for The Commodore Nauticus® it is 033-59861.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured.

▪	The Contracts are obligations of the Company and not of the bank or credit union.

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts.

▪	The Contracts involve investment risk and may lose value.

CONDENSED FINANCIAL INFORMATION
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
The table below gives year-end Accumulation Unit Information for the Commodore Americus® and Commodore Nauticus® variable annuities with respect to the Closed Subaccount for each of the last 10 fiscal years through December 31, 2009. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for the Closed Subaccount shown was 10.00000 as of December 7, 1995 (the effective date of the Closed Subaccount)

	The Commodore Americus®		The Commodore Nauticus®
			Standard		Enhanced
		Number of		Number of		Number of
		Accumulation		Accumulation		Accumulation
	Accumulation	Units	Accumulation	Units	Accumulation	Units	Year
	Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Ended
Janus Aspen Worldwide Portfolio
							12/31/09
	13.979734	487,311.412	13.979734	487,311.412	14.537779	38,669.594	12/31/08
	25.583578	551,800.681	25.583578	551,800.681	26.523733	52,040.143	12/31/07
	23.633899	656,994.175	23.633899	656,994.175	24.427796	61,250.500	12/31/06
	20.246596	723,635.977	20.246596	723,635.977	20.863528	67,010.525	12/31/05
	19.366261	837,343.378	19.366261	837,343.378	19.896100	76,840.531	12/31/04
	18.716398	950,344.989	18.716398	950,344.989	19.170490	88,670.515	12/31/03
	15.283446	989,812.242	15.283446	989,812.242	15.607910	102,239.939	12/31/02
	20.772109	1,054,009.275	20.772109	1,054,009.275	21.150108	131,698.513	12/31/01
	27.117779	1,014,262.905	27.117779	1,014,262.905	27.528797	117,399.826	12/31/00
THE PORTFOLIO
Overview
The Separate Account currently offers the Closed Subaccount only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). The Closed Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectus, which accompanies this Supplemental Prospectus, contains additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio and the charges of the Portfolio. There is no assurance that any Portfolio will achieve its stated objectives. You should read the Portfolio prospectus, the Contract Prospectus and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to this Closed Subaccount or the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.
Portfolio, Share Class, Advisor and Portfolio Investment Category

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
Janus Aspen Series
Worldwide Portfolio	Institutional	Janus Capital Management LLC	International
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to any of the Janus Aspen Worldwide Growth Portfolio Closed Subaccount only if you held Accumulation Units in the respective Closed Subaccount as of April 29, 2005.
This investment option will become unavailable to you once you no longer have Accumulation Units in the Closed Subaccount.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
THE COMMODORE AMERICUS®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
Supplemental Prospectus dated May 1, 2010
Annuity Investors Life Insurance Company (the “Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2010, for The Commodore Americus Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know regarding the Guaranteed Interest Rate Option.
Currently, you may not transfer amounts to the One-Year Guaranteed Interest Rate Option or to the Three-Year Guaranteed Interest Rate Option.
Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the unavailable Fixed Account Options described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for The Commodore Americus® is 033-65409.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
The Commodore Americus® Contracts
The Commodore Nauticus® Contracts
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account A (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2010, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.
•	The Commodore Americus® Contract File No. 33-65409

•	The Commodore Nauticus® Contract File No. 33-59861
Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
PORTFOLIOS
General Information
If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.
We select the portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.
Revenue We Receive from the Portfolios and/or Their Service Providers
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.
The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.
Rule 12b-1 Fees
The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.15% to 0.25%.

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Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”)
The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.05% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.
Other Payments
The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.
SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period then ended, and of the Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
DISTRIBUTION OF THE CONTRACTS
TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
The offering of the Contracts to new purchasers has been suspended. Existing Contract or Certificate owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contracts, we reserve the right to resume offering any Contract.
Compensation Paid to GAA
The approximate commissions received and retained by Great American Advisors®, Inc. (“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

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	The Commodore Americus®		The Commodore Nauticus®
	Registration No. 33-65409		Registration No. 33-59861
	Received	Retained	Received	Retained
12/31/2009
12/31/2008	$66,871	$7,598	$356,942	$27,178
12/31/2007	$105,687	$21,078	$436,188	$43,202
GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.
In 2008, we paid $50,000 to GAA in connection with its sales conference.
Additional Compensation Paid to Selected Selling Firms
In 2008, the Company made payments, ranging from $500 to $20,000, to the following selling firms in connection with conference sponsorships: Berthel Fisher& Company Financial Services, Brecek & Young Advisors, Inc., Brokers International Financial Services, LLC, Calton & Associates, Inc., Capital Financial Services, CFD Investment, Inc., Cullum & Burks Securities, Inc., First Heartland Capital, Inc., GWN Securities, Inc., H. Beck, Inc. (The Capital Financial Group), IMS Securities, Inc., Independence Capital Co., Investacorp, Inc., Investors Capital Corporation, Institutional Securities Corporation, Kovack Securities, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Investment Planning Inc., Lombard Securities, Inc., Peak Securities / Brookstone and others, Pension Planner Securities, Inc., PlanMember Securities Corporation, Prime Capital Services, Inc., Sammons Securities Company, LLC, Sigma Financial Corporation, SWBC Investment Services, LLC, Symetra Securities, Inc., Transamerica Financial Advisors, Trustmont Financial Group, Inc., Williams Financial Group, World Choice Securities, Inc., WRP Investments, Inc.
The company had preferred status arrangements with the following selling firms: Brecek & Young Advisors, and Pension Planners. In 2008 we paid $439.12 under these arrangements.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.
PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)
•	Adjusted historical total return
•	Non-standardized total return
•	Standardized yield (for Money Market Subaccounts)

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These figures are based on historical information and are not intended to indicate future performance. Description of the methods used to determine yield and total return are set forth below.
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
The Company may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise.

Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV
Where:

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

N	=	number of years

ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.
Adjusted Historical Total Return
Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.
Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional

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portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000
In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.
Standardized Yield for the Money Market Subaccounts
Current Annualized Yield
Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccounts and their corresponding Money Market Portfolios: BlackRock Money Market V.I. Fund and Dreyfus V.I.F. Money Market Portfolio.
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:

BASE PERIOD RETURN	=	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period AUV at beginning of 7-day period
Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.
Effective Yield
SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] – 1
Additional Information about Yields
The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.

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How to Obtain Current Yield Information
You may obtain current 7-day yield information for a Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
BENEFIT UNIT TRANSFER FORMULAS
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 - BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
     Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.
GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the

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Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•	NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus
FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS
Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
The Company guarantees minimum fixed dollar benefit payment factors based on 1983 group annuity mortality tables, for blended lives (60% female/40% male) with interest at 3% per year, compounded annually. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Variable Dollar Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the certificate maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.
The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment

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includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccount(s) is less than 3%.
The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the certificate maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the certificate maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.
FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

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The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-Tax Qualified Contracts
Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of non-tax qualified Contracts.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2009 and for the years ended December 31, 2009 and 2008, and the Company’s audited financial statements at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
FINANCIAL STATEMENTS TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT

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PART C
Other Information
Note:	This Part C contains information related to The Commodore Americus® Variable Contract (File No. 33-65409), and Annuity Investors Variable Account A.
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company ® authorizing establishment of Annuity Investors® Variable Account A. 1/

(2)	Not Applicable.
(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc (n/k/a Great American Advisors®, Inc.). 2/

	(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 3/

(4)	(a)	Individual Contract Forms and Endorsements.
(i)	Form of Qualified Individual Flexible Premium Deferred Annuity Contract. 2/

(ii)	Form of Non-Qualified Individual Contract. 2 /

(iii)	Form of Loan Endorsement to Qualified Individual Contract. 2/

(iv)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 2/

(v)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 2/

(vi)	Form of Employer Plan Endorsement to Qualified Individual Contract. 2/

(vii)	Form of IRA Endorsement to Qualified Individual Contract. 2/

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(viii)	Form of Texas Optional Retirement Program Endorsement to Qualified Individual Contract. 2/

(ix)	Form of Long-Term Care Waiver to Individual Contract. 4/

(x)	Form of SIMPLE IRA Endorsement Qualified Individual Contract. 4/

(xi)	Revised Form of IRA Endorsement to Qualified Individual Contract. 5/

(xii)	Form of Roth IRA Endorsement to Qualified Individual Contract. 5/

(xiii)	Revised Form of SIMPLE IRA Endorsements to Qualified Individual Contract. 5/

(xiv)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 5/

(xiv)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 5/

(xv)	Revised Form of the Certificate of Participation under Enhanced Contract. 1/

(xvi)	Form of Loan Endorsement to Certificate. 1/

(xvii)	Form of Employer Plan Endorsement to Certificate. 1/

(xviii)	Form of Tax Sheltered Annuity Endorsement to Certificate. 1/

(xix)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 1/

(xx)	Form of Long-Term Care Waiver Rider to Certificate. 1/

(xxi)	Form of Deferred Compensation Endorsement to Certificate. 5/

(xxii)	Revised Form of Employer Plan Endorsement to Certificate. 4/

(xxiii)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate. 4/

(xxiv)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 4/

(xxv)	Form of Governmental Section 457 Plan Endorsement to Certificate. 4/

2

(xxvi)	Form of Settlement Options Endorsement to Certificate. 17/
(c)	Group Contract Form and Certificate of Participation for use in South Dakota. 1/
(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. 6/

(ii)	Form of Certificate of Participation for use in South Dakota. 6/
(d)	Group Contract Form and Certificate of Participation Form for use in Wisconsin.
(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin. 6/

(ii)	Form of Certificate of Participation for use in Wisconsin. 6/
(e)	Certificate of Participation Form for use in North Dakota.
(i)	Form of Certificate of Participation for use in North Dakota. 6/
(f)	Form of Endorsement for use in Virginia.
(i)	Form of Employer Plan Endorsement to Group Contract for use in Virginia. 6/

(ii)	Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. 6/

(iii)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in Virginia. 6/

(iv)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation for use in Virginia. 6/

(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. 6/
(g)	Form of Successor Owner Endorsement to Group Contract. 8/

(h)	Form of Successor Owner Endorsement to Certificate of Participant under a Group Contract. 1/

(i)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 10/

(j)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 10/

3

	(k)	Form of Individual Retirement Annuity Endorsement to Group Contract.11/

	(l)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

	(m)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 11/

	(n)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

	(o)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 11/

	(p)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(5)	(a)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 1/
(i)	Alternative Form of Application. 7/

(ii)	Alternative Form of Application. 4/
	(b)	Form of Participant Enrollment Form under a Group Flexible Premium Deferred Annuity Contract (ERISA). 1/

	(c)	Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (Non-ERISA). 7/

	(d)	Revised form of Application for Group Flexible Premium Deferred Annuity Contract and Individual Flexible Premium Deferred Annuity Contract or Certificate of Participation under a Group Contract. 13/

(6)	(a)	Articles of Incorporation of Annuity Investors Life Insurance Company®.7/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996.7/

(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 6/
(7)	Not Applicable.

4

(8)	(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company® and American Annuity Group®, Inc.(n/k/a Great American Financial Resources®, Inc.). 2/
(b)	Agreement (GAA) between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.)and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(d)	AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc. and AIM Variable Insurance Funds.21/
(i)	AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement.21/

(ii)	AIM Variable Insurance Funds: Amendment dated April 30, 2004 to Participation Agreement 9/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008 to Participation Agreement 20/
(e)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(f)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(g)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(h)	DWS Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds. 20/

(i)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/
(i)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 19/

5

(j)	Merrill Lynch Variable Series Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/
(i)	Merrill Lynch Variable Series Fund: Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/

(ii)	Merrill Lynch Variable Series Fund: Amendment to Amended and Restated Fund Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. [14]
(k)	Oppenheimier Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 18/

(l)	PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC.
(i)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement.16/

(ii)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2005 to Participation Agreement 19/

(ii)	PIMCO Variable Insurance Trust: Rule 22c-2 Amendment dated April 4, 2007 to Participation Agreement 20/
(m)	Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.) 7/
(i)	Van Kampen Universal Institutional Funds: Amendment dated May 1, 2008, to Participation Agreement.20/
(n)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 20/
(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company.20/

6

(o)	American Century: Shareholder Series Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 16/

(p)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006.20/

(q)	Dreyfus: Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 7/
(i)	Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 16/

(ii)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 20/
(r)	DWS: Service Agreement between Bankers Trust Company (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company®. 9/

(s)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 20/

(t)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 20/

(u)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 7/

(v)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 16, 2004.20/

(w)	Merrill Lynch: Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 14/

(x)	Merrill Lynch: Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Asset Management, L.P. 6/

(y)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 20/

7

(z)	Van Kampen: Service Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Asset Management, Inc. 4/

(aa)	Van Kampen: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 20/
(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. 23/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 22/

1/	Filed with and incorporated by reference to Pre-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 1940 Act File No. 811-07299 on November 8, 1995.

2/	Filed with and incorporated by reference to Pre-Effective Amendment No. 3 to filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on December 4, 1995.

3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on November 17, 1998.

4/	Filed with and incorporated by reference to Post-Effective Amendment No. 3. to Form N-4 on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 , 1940 Act File No. 811-07299 on April 29, 1998.

5/	Filed with and incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on June 2, 1995.

6/	Filed with and incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 , 1940 Act File No. 811-07299 on April 24, 1996.

7/	Filed with and incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on April 29, 1997.

8/	Incorporated by reference to Post-Effective Amendment to No. 5, filed on behalf of Annuity Investors® Variable Account B 1933 File No. 333-19725, 1940 Act File No. 811-08017 on February 26, 1999.

8

9/	Filed with and incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors® Variable Account A, 1933 File No. 33-65409, 1940 Act File 811-07299 on February 26, 1999.

10/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.

11/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 1, 1999.

12/	Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors® Variable Account Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2000.

13/	Incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2001.

14/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095 on or about April 29, 2004.

15/	Filed with and incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on April 29, 2004.

16/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88302, 1940 Act File No. 811-21095, on or about March 1, 2005.

17/	Filed with and incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409 1940 Act File No. 811-07299 on April 29, 2005.

18/	Filed with and incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Annuity A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299 on or about April 29, 2005.

19/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May 1, 2006.

20/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.

21/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095 on or about April 29, 2004.

9

22/	Filed herewith.

23/	To be filed by Post-Effective Amendment.

10

Item 25. Directors and Officers of Annuity Investors Life Insurance Company

	Principal Business
Name	Address	Positions and Offices With the Company
Stephen Craig Lindner	(1)	Director

Christopher P. Miliano	(1)	Director

Mark Francis Muething	(1)	Director and Executive Vice President & Secretary

Michael J. Prager	(1)	Director

Charles R. Scheper	(1)	Director and President & Chief Executive Officer

Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer

John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer

Mathew Dutkiewicz	(1)	Senior Vice President

Michael C. Frings	(1)	Senior Vice President

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Vice President

James L. Henderson	(1)	Vice President

Dale Herr	(1)	Vice President

Brian Sponaugle	(1)	Vice President

Richard Crago	(1)	Assistant Vice President & Appointed Actuary

William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

11

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG)
Annuity Investors® Variable Account A is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
American Financial Capital Trust II	Delaware	02/04/1997	100	Statutory Trust
American Financial Capital Trust III	Delaware	06/25/2003	100	Statutory Trust
American Financial Capital Trust IV	Delaware	06/25/2003	100	Statutory Trust
American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
APU Holding Company	Ohio	10/15/2003	100	Holding Company
American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
PCC Chicago Realty Corp.	New York	12/23/1986	100	Real Estate Developer
PCC Gun Hill Realty Corp.	New York	12/18/1985	100	Real Estate Developer
PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
PCC Scarsdale Realty Corp.	New York	06/01/1986	100	Real Estate Developer
PCC Technical Industries, Inc.	Delaware	11/18/1983	100	Holding Company
ESC, Inc.	California	11/02/1962	100	Inactive
Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
PCC Maryland Realty Corp.	Maryland	08/18/1993	100	Real Estate Holding Company
Penn Camarillo Realty Corp.	California	11/24/1992	100	Real Estate Holding Company
Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66.67	Inactive
Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
Terminal Realty Penn Co.	District of Columbia	09/23/1968	100	Inactive
United Railroad Corp.	Delaware	11/25/1981	100	Inactive
Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
GAI Insurance Company, Ltd.	Bermuda	09/18/1989	100	Reinsurance

12

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
Hangar Acquisition Corp.	Ohio	10/06/1995	100	Aircraft Investment
PLLS, Ltd.	Washington	05/14/1990	100	Insurance Agency
Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
Republic Indemnity Company of America	California	12/05/1972	100	Workers’ Compensation Insurance
Republic Indemnity Company of California	California	10/13/1982	100	Workers’ Compensation Insurance
Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
Flextech Holding Co., Inc.	Ohio	08/31/2000	100	Packing Manufacturer
GAI Holding Bermuda Ltd.	Bermuda	10/03/2007	100	Holding Company
GAI Indemnity, Ltd.	United Kingdom	09/27/2007	100	Lloyd’s Corporate Member
Marketform Group Limited	United Kingdom	07/12/2002	67.24	Holding Company
Marketform Holdings Limited	United Kingdom	06/15/1998	100	Holding Company
Caduceus Underwriting Limited	United Kingdom	11/04/2002	100	Inactive
Lavenham Underwriting Limited	United Kingdom	08/15/2002	100	Lloyd’s Corporate Member
Marketform Limited.	United Kingdom	11/02/1988	100	Underwriting Intermediary
Gabinete Marketform SL	Spain	04/29/1996	100	Claims Handling & Client Services
Marketform Australia Pty Limited	Australia	03/12/2004	100	Claims Handling & Client Services
Studio Marketform SRL	Italy	05/05/2006	100	Claims Manager
Marketform Management Services Limited	United Kingdom	11/08/2002	100	Service Company
Marketform Managing Agency Limited	United Kingdom	06/15/1998	100	Managing Agency
Sampford Underwriting Limited	United Kingdom	04/22/2003	100	Lloyd’s Corporate Member
Marketform Trust Company Limited	United Kingdom	10/22/2004	100	Trustee
Great American Financial Resources, Inc.	Delaware	11/23/1992	100 (2)	Insurance Holding Company
AAG Holding Company, Inc.	Ohio	09/11/1996	100	Holding Company
Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity
Great American Life Insurance Company	Ohio	12/29/1961	100	Life Insurance Company
Aerielle, LLC	Delaware	02/13/2009	60 (2)	Marketing of Consumer Electronic Products
Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
Bay Bridge Marina Management, LLC	Maryland	06/30/2009	85	Liquor License Holder for Bay Bridge Grill
Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company
GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005	100	Holding Company
GALIC Brothers, Inc.	Ohio	11/12/1993	80	Real Estate Management
GALIC Port Orange, LLC	Florida	09/28/2009	80 (2)	Mortgage Holder-Legacy at Crystal Lake Apartments
Galic Storage LLC	Florida	12/17/2009	100 (2)	Title holder - Tropical Storage
GALIC-Tuscany Ridge, LLC	Florida	12/10/2009	100 (2)	Mortgage Holder - Tuscany Ridge Apartments
Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
Loyal American Holding Corporation	Ohio	09/20/2005	100	Holding Company
Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
ADL Financial Services, Inc.	North Carolina	09/10/1970	100	Inactive
American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
Manhattan National Holding Corporation	Ohio	08/27/2008	100	Holding Company
Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
Skipjack Marina Corp.	Maryland	06/24/1999	100	Marina Operator
United Teacher Associates, Ltd.	Texas	12/17/1998	100 (2)	Holding Company - Limited Partnership
United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
United Agency Brokerage GP Inc.	Texas	05/19/2003	100	Intermediate Holding Company
UTA Brokerage Group, LP	Texas	05/19/2003	100	Insurance Agency

13

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100	Insurance Agency
Ceres Group, Inc.	Delaware	10/22/1998	100	Holding Company
Central Reserve Life Insurance Company	Ohio	07/02/1963	100	Life Insurance Company
Provident American Life & Health Insurance Company	Ohio	04/06/1949	100	Life Insurance Company
United Benefit Life Insurance Company	Ohio	06/26/1957	100	Life Insurance Company
Ceres Administrators, L.L.C.	Delaware	12/04/1998	100	Administration Company
Ceres Sales, LLC	Delaware	10/19/1999	100	Inactive
Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100	Insurance Agency
HealthMark Sales, LLC	Delaware	02/29/2000	100	Inactive
Great American Senior Benefits LLC	Ohio	05/25/2001	100	Insurance Agency
Continental General Corporation.	Nebraska	02/12/1988	100	Holding Company
Continental General Insurance Company	Ohio	05/24/1961	100	Life Insurance Company
Continental Print & Photo Co.	Nebraska	02/13/1975	100	Inactive
Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
Great American Plan Administrators, Inc.	Ohio	05/31/1994	100	Payroll Servicer
Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
SPELCO (UK) Ltd.	United Kingdom		99	Inactive
SWTC Hong Kong Ltd.	Hong Kong		100	Inactive
SWTC, Inc.	Delaware		100	Inactive
Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
Mid-Continent Casualty Company	Ohio	02/26/1947	100	Property/Casualty Insurance
Mid-Continent Assurance Company	Ohio	08/13/1992	100	Property/Casualty Insurance
Mid-Continent Excess and Surplus Insurance Company	Delaware	07/10/2009	100	Excess and Surplus Lines Insurance
Mid-Continent Specialty Insurance Services, Inc.	Oklahoma	06/15/2009	100	Surplus Lines Brokerage
Oklahoma Surety Company	Ohio	08/05/1968	100	Special Coverage Insurance Company
Premier International Insurance Company	British West Indies	11/19/2008	100	Direct Write Insurance Company
Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
Brothers Le Pavillon, LLC	Delaware	07/10/2006	100	Limited Liability Company Member
Brothers Le Pavillon (SPE), LLC	Delaware	07/10/2006	100	Real Estate Holding Company
Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
El Aguila, Compañia de Seguros, S.A. de C.V.	Mexico	11/24/1994	100	Property/Casualty Insurance
Financiadora de Primas Condor, S.A. de C.V.	Mexico	03/16/1998	99	Premium Finance
Farmers Crop Insurance Alliance, Inc.	Kansas	03/30/1982	100	Insurance Services Provider
FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	Unincorporated Association
GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency

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			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
Great American Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd's Plan Insurer
Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
Great American Management Services, Inc	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
National Interstate Corporation	Ohio	01/26/1989	53.78	Holding Company
American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency
Hudson Indemnity, Ltd.	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
Hudson Management Group, Ltd.	Virgin Islands	07/29/2004	100	Insurance Administrative Services
National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
National Interstate Insurance Company of Hawaii, Inc.	Ohio	09/20/1999	100	Property/Casualty Insurance
Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Litigation & Claims Support Services
Penn Central U.K. Limited.	United Kingdom	10/28/1992	100	Insurance Holding Company
Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
Pinecrest Place LLC	Florida	11/05/2009	100	Mortgage Holder-Miami-Coconut Palm Estates
PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
Preferred Market Solutions, LLC	Ohio	01/08/2008	100	Brokerage Consultant Business
Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
Strategic Comp Holdings, L.L.C.	Louisiana	12/28/2002	100	Holding Company
Strategic Comp Services, L.L.C.	Louisiana	12/31/2002	100	Claims Services Provider
Strategic Comp, L.L.C.	Louisiana	12/31/2002	100	Insurance Agency
One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s).

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Item 27. Number of Contract Owners
As of February ___, 2010, there were ___Individual Contract Owners of which ___were qualified and ___were non-qualified.
As of February ___, 2010, there were ___Participants (Certificate Owners) in ___Group Contracts.
[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:
The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

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Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.
James Lee Henderson (1)	President and Director

Mark Francis Muething (1)	Vice President, Secretary and Director

Peter J. Nerone (1)	Vice President

Paul Ohlin (1)	Treasurer

Shawn Mihal	Chief Compliance Officer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by of the Company at the Administrative Office.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

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(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

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SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 15th of February, 2010.
ANNUITY INVESTORS® VARIABLE ACCOUNT A
(Registrant)

By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ Charles R. Scheper
Charles R. Scheper* President, Chief Executive Officer and Director
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Charles R. Scheper Charles R. Scheper*	President and Chief Executive Officer	February 15, 2010

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	February 15, 2010

/s/ Stephen Craig Lindner Stephen Craig Lindner*	Director	February 15, 2010

/s/ Mark Francis Muething Mark Francis Muething*	Director	February 15, 2010

/s/ Christopher Miliano Christopher Miliano*	Director	February 15, 2010

/s/ Michael J. Prager Michael J. Prager*	Director	February 15, 2010

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact		February 15, 2010

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99.	Powers of Attorney

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